EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY
Schedule Of Repurchase Of Common Stock
Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program
				(In Millions)
May 12, 2011 through May 31, 2011	4,582,299	$6.44	4,582,299	$370
June 1, 2011 through June 30, 2011	6,882,130	6.17	6,882,130	328
Three Months Ended June 30, 2011	11,464,429	6.28	11,464,429	328
July 1, 2011 through July 31, 2011	5,354,419	6.16	5,354,419	295
August 1, 2011 through August 31, 2011	11,326,556	5.02	11,326,556	238
September 1, 2011 through September 30, 2011	7,333,568	4.63	7,333,568	204
Three Months Ended September 30, 2011	24,014,543	5.15	24,014,543	204
October 1, 2011 through October 31, 2011	24,259,071	4.31	24,259,071	100
November 1, 2011 through November 30, 2011	0	0.00	0	100
December 1, 2011 through December 31, 2011	16,027,642	4.60	16,027,642	26
Three Months Ended December 31, 2011	40,286,713	4.42	40,286,713	$26
Total	75,765,585	$4.94	75,765,585